Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	[1],[2]	$ 2,978.4	$ 603.1	$ 20.2	$ 131.7	$ 5.2	$ 3,738.6
Australia
Total	[1],[2]	2,911.5	325.0	12.0			3,248.5
Australia | Australian Taxation Office [Member]
Total	[1],[2]	2,911.5					2,911.5
Australia | Department of Industry, Science Resources [Member]
Total	[1],[2],[3]		325.0	2.0			327.0
Australia | Department of Mines, Industry Regulation and Safety [Member]
Total	[1],[2]			0.3			0.3
Australia | Department Of Water and Environmental Regulation [Member]
Total	[1],[2]			4.5			4.5
Australia | National Offshore Petroleum Safety and Environmental Management Authority [Member]
Total	[1],[2]			5.2			5.2
Canada
Total	[1],[2]			0.4			0.4
Canada | Government of British Columbia [Member]
Total	[1],[2]			0.4			0.4
Mexico
Total	[1],[2]	1.3		2.3			3.6
Mexico | Fondo Mexicano Del Petroleo para la Estabilizacin y el Desarrollo [Member]
Total	[1],[2]			2.3			2.3
Mexico | Servicio de Administracin Tributaria [Member]
Total	[1],[2]	1.3					1.3
Timor-Leste
Total	[1],[2]			0.3			0.3
Timor-Leste | Autoridade Nacional do Petrleo e Minerais [Member]
Total	[1],[2]			0.3			0.3
Trinidad and Tobago
Total	[1],[2]	0.5		3.3	131.7		135.5
Trinidad and Tobago | Board of Inland Revenue [Member]
Total	[1],[2]	0.5					0.5
Trinidad and Tobago | Ministry of Energy and Energy Industries [Member]
Total	[1],[2],[4]			3.3	$ 131.7		135.0
United States of America
Total	[1],[2]	65.1	278.1	1.9		5.2	350.3
United States of America | Internal Revenue Service [Member]
Total	[1],[2]	45.2					45.2
United States of America | Louisiana Department of Revenue [Member]
Total	[1],[2]	10.9					10.9
United States of America | Office of Natural Resources Revenue [Member]
Total	[1],[2]			$ 1.9		$ 5.2	7.1
United States of America | Texas Comptroller of Public Accounts [Member]
Total	[1],[2]	$ 9.0					9.0
United States of America | US Department of the Interior [Member]
Total	[1],[2]		$ 278.1				$ 278.1

[1]	Figures are rounded to the nearest $0.1 million.
[2]	Two categories required by the Regulations (Dividends and Infrastructure improvements) have been excluded from the table as no payments were made against these categories for the year ended 31 December 2023.
[3]	The royalties collected are shared between the WA State and Federal Governments, and approximately 68% of the Federal royalties are paid to the State.
[4]	Production entitlement is for payments in kind for 3.7 million barrels of oil equivalent (MMboe) of crude oil and gas valued per the Production Sharing Agreement.